Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Schedule of useful lives of property, plant and equipment

Freehold buildings	20 to 50 years
Leasehold land and buildings	Lease term or 20 to 50 years
Plant and machinery	10 to 20 years
Equipment and vehicles	3 to 10 years

Schedule of property, plant and equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets under construction £m	Total £m
Cost at 1 January 2021	910	1,490	278	2,678
Exchange adjustments	15	(27)	(3)	(15)
Additions	1	13	215	229
Disposals and write-offs	(40)	(132)	(7)	(179)
Reclassifications	34	150	(184)	–
Transfer to assets held for sale	–	(8)	–	(8)
Cost at 31 December 2021	920	1,486	299	2,705
Exchange adjustments	59	86	20	165
Additions	4	9	292	305
Disposals and write-offs	(13)	(130)	–	(143)
Reclassifications	(40)	201	(222)	(61)
Cost at 31 December 2022	930	1,652	389	2,971

Depreciation at 1 January 2021	(273)	(863)	–	(1,136)
Exchange adjustments	–	17	–	17
Charge for the year	(32)	(107)	–	(139)
Disposals and write-offs	28	114	–	142
Transfer to assets held for sale	–	6	–	6
Depreciation at 31 December 2021	(277)	(833)	–	(1,110)
Exchange adjustments	(16)	(52)	–	(68)
Charge for the year	(29)	(113)	–	(142)
Disposals and write-offs	9	110	–	119
Depreciation at 31 December 2022	(313)	(888)	–	(1,201)

Impairment at 1 January 2021	(6)	(46)	(4)	(56)
Exchange adjustments	(2)	–	–	(2)
Impairment losses	(6)	(8)	(3)	(17)
Disposals and write-offs	8	20	3	31
Reversal of impairments	–	12	–	12
Impairment at 31 December 2021	(6)	(22)	(4)	(32)
Exchange adjustments	(1)	(3)	–	(4)
Impairment losses	–	(8)	–	(8)
Disposals and write-offs	4	20	–	24
Reclassifications	–	7	–	7
Impairment at 31 December 2022	(3)	(6)	(4)	(13)

Depreciation and impairment at 31 December 2021	(283)	(855)	(4)	(1,142)
Depreciation and impairment at 31 December 2022	(316)	(894)	(4)	(1,214)

Net book value at 31 December 2021	637	631	295	1,563
Net book value at 31 December 2022	614	758	385	1,757